Related party transactions - Transactions with Mudrick capital (Details) $ / shares in Units, £ in Thousands					1 Months Ended
	Jan. 24, 2025 USD ($) D $ / shares shares	Dec. 31, 2024 GBP (£)	Dec. 23, 2024 USD ($) $ / shares shares	Dec. 23, 2023 USD ($) $ / shares shares	Jan. 25, 2025 GBP (£)	Dec. 20, 2024 USD ($)	Dec. 15, 2021
Convertible loan notes
Disclosure of transactions between related parties [line items]
Market value per share | $ / shares			$ 7.42
Ordinary shares			47,343,585
Convertible loan notes | Interest paid in-kind and semi-annually in arrears
Disclosure of transactions between related parties [line items]
Interest rate							9.00%
Convertible loan notes | First half of principal amount
Disclosure of transactions between related parties [line items]
Conversion price (Per share price) | $ / shares			$ 2.75
Conversion rate			363.636
Original Debt, Amount | $			$ 130,000,000
Mudrick
Disclosure of transactions between related parties [line items]
Non-contingent capital commitments | $						$ 25,000,000
Mudrick | Maximum
Disclosure of transactions between related parties [line items]
Capital commitments receivable | $						50,000,000
Backstop capital commitments | $						$ 25,000,000
Mudrick | Share transaction
Disclosure of transactions between related parties [line items]
Reimbursement of legal fee | £					£ 877
Gross Proceeds | $	$ 25,000,000
Issuance of units	4,166,666
Number of shares per unit	1
Mudrick | Tranche A Warrant | Share transaction
Disclosure of transactions between related parties [line items]
Number of warrant per unit	0.5
Number of days volume weighted average calculated | D	10
Minimum percentage of warrant exercise price	103.00%
Warrant term (in years)	5 years
Exercise price per share | $ / shares	$ 6
Mudrick | Tranche B Warrant | Share transaction
Disclosure of transactions between related parties [line items]
Number of warrant per unit	0.5
Warrant term (in years)	5 years
Exercise price per share | $ / shares	$ 7.5
Mudrick | Convertible loan notes
Disclosure of transactions between related parties [line items]
Conversion price (Per share price) | $ / shares				$ 2.75
Original Debt, Amount | $				$ 130,000,000
Market value per share | $ / shares				$ 7.42
Ordinary shares				47,343,585
Gain (Losses) Upon Conversion of Debt | £		£ (230,495)
Mudrick | Convertible loan notes | Interest paid in cash
Disclosure of transactions between related parties [line items]
Interest rate			10.00%
Mudrick | Convertible loan notes | Interest paid in-kind and semi-annually in arrears
Disclosure of transactions between related parties [line items]
Interest rate			12.00%
Mudrick | Convertible loan notes | First half of principal amount
Disclosure of transactions between related parties [line items]
Conversion price (Per share price) | $ / shares			$ 2.75
Conversion rate			363.636
Convertible Senior Secured Notes Principal Amount | $			$ 1,000
Mudrick | Convertible loan notes | Remaining half of principal amount
Disclosure of transactions between related parties [line items]
Conversion price (Per share price) | $ / shares			$ 3.5
Conversion rate			285.714
Convertible Senior Secured Notes Principal Amount | $			$ 1,000
Underwritten public offering | Share transaction
Disclosure of transactions between related parties [line items]
Gross Proceeds | $	$ 90,000,000
Issuance of units	15,000,000
Number of shares per unit	1
Underwritten public offering | Tranche A Warrant | Share transaction
Disclosure of transactions between related parties [line items]
Number of warrant per unit	0.5
Underwritten public offering | Tranche B Warrant | Share transaction
Disclosure of transactions between related parties [line items]
Number of warrant per unit	0.5